UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08332

Emerging Markets Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Emerging Markets Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 93.3%
Security	Shares	Value
Automotive - 5.3%
Denway Motors, Ltd.	5,746,000	$2,036,979
Hyundai Mobis	28,130	1,881,665
		$3,918,644
Banks and Money Services - 11.5%
Grupo Financiero Banorte DA de CV	323,500	$2,130,580
Kookmin Bank	35,290	1,594,228
Public Bank Berhad	682,400	1,200,765
Standard Bank Group, Ltd.	190,261	1,836,912
Turkiye IS Bankasi-C	296,887	1,712,407
		$8,474,892
Cement - 2.2%
Siam Cement Public Company, Ltd.	272,600	$1,596,544
		$1,596,544
Chemicals - 5.6%
Nan Ya Plastics Corp.	1,028,900	$1,516,365
Reliance Industries, Ltd. GDR(1)	88,650	2,632,905
		$4,149,270
Diversified Operations - 2.8%
Sime Darby Berhad	1,361,600	$2,078,232
		$2,078,232
Electric-Integrated - 4.9%
Enersis S.A.	9,103,000	$1,917,579
Enersis S.A. ADR	9,500	99,180
Malakoff Berhad	801,400	1,601,503
		$3,618,262
Engineering and Construction - 1.9%
Daelim Industrial Co.	25,700	$1,361,454
		$1,361,454
Home Furnishings - 2.9%
Steinhoff International Holdings, Ltd.	933,000	$2,144,683
		$2,144,683

Security	Shares	Value
Insurance - 6.3%
Cathay Financial Holding Co., Ltd.	942,000	$1,895,224
China Insurance International Holdings Co., Ltd.(2)	2,596,000	956,820
Samsung Fire & Marine Insurance Co., Ltd.	21,800	1,752,273
		$4,604,317
Mining - 3.0%
AngloGold Ashanti, Ltd.	62,000	$2,212,713
		$2,212,713
Office Automation and Equipment - 1.2%
Sindo Ricoh Co.	15,680	$846,583
		$846,583
Oil and Gas-Equipment and Services - 3.0%
Lukoil Oil., ADR	59,000	$2,170,020
		$2,170,020
Oil Companies-Exploration & Production - 5.1%
CNOOC, Ltd.	3,914,000	$2,318,938
OAO Gazprom ADR	39,800	1,432,800
		$3,751,738
Oil Companies-Integrated - 5.2%
China Petroleum and Chemical Corp.	4,948,000	$1,928,113
PTT PCL	351,700	1,855,532
		$3,783,645
Paper Products - 2.2%
Kimberly-Clark de Mexico S.A. de C.V.	462,000	$1,580,941
		$1,580,941
Publishing - 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	764,000	$1,794,818
		$1,794,818
Retail - 2.4%
Wal-Mart de Mexico S.A.	439,000	$1,781,183
		$1,781,183

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductor Components / Integrated Circuits - 2.0%
United Microelectronics Corp.(2)	2,009,000	$1,468,240
		$1,468,240
Steel - 8.7%
Cia Siderurgica Nacional S.A. ADR	69,300	$1,119,195
POSCO	12,770	2,226,106
Tenaris SA ADR	38,759	3,033,667
		$6,378,968
Telecommunications Services - 2.1%
AFK Sistema GDR	92,200	$1,512,080
		$1,512,080
Telephone-Integrated - 8.3%
Chunghwa Telecom Co., Ltd.	968,000	$1,977,610
Magyar Telekom	317,500	1,356,907
Shin Corp., Public Company, Ltd.	1,343,200	1,219,022
SK Telecom Co., Ltd. ADR	75,650	1,543,260
		$6,096,799
Tobacco - 1.8%
Companhia Souza Cruz S.A.	109,123	$1,334,983
		$1,334,983
Transportation - 2.5%
Malaysia International Shipping Corp.	395,900	$1,861,345
		$1,861,345
Total Common Stocks (identified cost $55,207,980)		$68,520,354

Preferred Stocks - 6.1%
Security	Shares	Value
Automotive - 2.9%
Hyundia Motor Co., Ltd.	59,340	$2,111,692
		$2,111,692
Electric-Integrated - 3.2%
Cia Energetica de Minas Gerais	76,250,000	$2,395,829
		$2,395,829
Total Preferred Stocks (identified cost $2,693,305)		$4,507,521
Warrants - 0.0%
Oil Companies-Exploration & Production - 0.0%
Teton Petroleum Co., Exercise price: $6, Expiration date: 10/30/05(2)(3)	80,000	$0
		$0
Total Warrants (identified cost $0)		$0
Total Investments - 99.4% (identified cost $57,901,285)		$73,027,875
Other Assets, Less Liabilities - 0.6%		$447,622
Net Assets - 100.0%		$73,475,497

ADR - American Depository Receipt

GDR - Global Depository Receipt.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $2,632,905 or 3.6% of the Portfolio's net assets.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Republic of Korea	18.1%	$13,317,261
Taiwan	9.3%	6,857,439
Malaysia	9.2%	6,741,845
China	8.6%	6,284,030
South Africa	8.4%	6,194,308
Mexico	7.5%	5,492,704
Russia	7.0%	5,114,900
Brazil	6.6%	4,850,007
Thailand	6.4%	4,671,098
Turkey	4.8%	3,507,225
Argentina	4.1%	3,033,667
India	3.6%	2,632,905
Chile	2.7%	2,016,759
Hungary	1.8%	1,356,907
Hong Kong	1.3%	956,820

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $57,901,285)	$73,027,875
Cash	139,397
Foreign currency, at value (identified cost, $1,175)	1,160
Receivable for investments sold	649,251
Interest and dividends receivable	283,857
Total assets	$74,101,540
Liabilities
Estimated reserve for capital gains taxes	$242,550
Demand note payable	200,000
Payable for investments purchased	122,510
Payable to affiliate for Trustees' fees	1,576
Accrued expenses	59,407
Total liabilities	$626,043
Net Assets applicable to investors' interest in Portfolio	$73,475,497
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$58,338,009
Net unrealized appreciation (computed on the basis of identified cost)	15,137,488
Total	$73,475,497

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $97,462)	$1,311,917
Interest	31,462
Total investment income	$1,343,379
Expenses
Investment adviser fee	$253,672
Administration fee	83,834
Trustees' fees and expenses	4,399
Custodian fee	99,102
Legal and accounting services	27,771
Miscellaneous	4,445
Total expenses	$473,223
Deduct - Reduction of investment adviser fee	$1,567
Total expense reductions	$1,567
Net expenses	$471,656
Net investment income	$871,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$4,309,267
Foreign currency transactions	(61,593)
Net realized gain	$4,247,674
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,607,737)
Foreign currency	5,965
Net change in unrealized appreciation (depreciation)	$(1,601,772)
Net realized and unrealized gain	$2,645,902
Net increase in net assets from operations	$3,517,625

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$871,723	$496,091
Net realized gain from investments and foreign currency transactions	4,247,674	4,585,825
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,601,772)	5,407,666
Net increase in net assets from operations	$3,517,625	$10,489,582
Capital transactions - Contributions	$22,673,063	$26,310,991
Withdrawals	(11,258,434)	(14,423,217)
Net increase in net assets from capital transactions	$11,414,629	$11,887,774
Net increase in net assets	$14,932,254	$22,377,356
Net Assets
At beginning of period	$58,543,243	$36,165,887
At end of period	$73,475,497	$58,543,243

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005	Year Ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.40%	1.49%	1.59%	1.44%	1.93%	1.69%
Net expenses after custodian fee reduction	1.40%	1.49%	1.59%	1.44%	1.69%	1.38%
Net investment income (loss)	2.60%	1.16%	1.33%	0.57%	0.78%	(0.56)%
Portfolio Turnover	18%	43%	58%	76%	125%	65%
Total Return(1)	5.25%	25.27%	47.68%	7.30%	1.03%	-
Net assets, end of period (000's omitted)	$73,475	$58,543	$36,166	$20,152	$13,597	$14,859
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	1.41%		1.62%	1.88%		1.76%
Expenses after custodian fee reduction	1.41%		1.62%	1.88%		1.45%
Net investment income (loss)	2.59%		1.30%	0.13%		(0.63)%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are generally considered to be developing or an emerging country. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Federal Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2005, the Portfolio

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

did not pay any Thailand capital gains taxes pursuant to such requirements.

In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of June 30, 2005, the Portfolio had a reserve of $242,550 related to capital gains.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (LGM) (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, LGM receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $253,672. LGM has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended June 30, 2005, LGM waived $1,567 of its advisory fee. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the administration fee was 0.25% of average daily net assets and amounted to $83,834. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $28,266,570 and $11,206,950, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,901,285
Gross unrealized appreciation	$15,699,773
Gross unrealized depreciation	(573,183)
Net unrealized appreciation	$15,126,590

The net unrealized appreciation on foreign currency is $10,898.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At June 30, 2005, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

is meaningful only when all related and offsetting transactions are considered. At June 30, 2005, there were no obligations under these financial instruments outstanding.

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Edward K.Y. Chen	98%	2%
Benjamin C. Esty	98%	2%
Hon. Robert Lloyd George	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Emerging Markets Portfolio (the "Portfolio") and its investment adviser, Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of Eaton Vance Emerging Markets Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant universe of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Lloyd George's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets, including the use of an independent pricing service to value foreign securities that meet certain criteria, and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  The resources devoted to compliance efforts undertaken by Lloyd George on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management ("Eaton Vance") and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's experience in managing equity funds investing in equity securities of companies located in emerging market countries, which include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. The Special Committee noted that the investment adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting securities in which the Portfolio invests. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio as well as Lloyd George's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Lloyd George as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates for providing administration services for the Fund and for all Eaton Vance Funds as a group. The Special Committee also noted voluntary fee reductions and/or expense reimbursements for the Portfolio and Fund by the investment adviser, manager or administrator. The Special Committee also considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the benefits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Emerging Markets Fund

INVESTMENT MANAGEMENT

Eaton Vance Emerging Markets Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Emerging Markets Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
James B. Hawkes
Vice President and Trustee
William Walter Raleigh Kerr
Vice President and
Assistant Treasurer
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	August 22, 2005

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 22, 2005